Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company has granted loans to certain directors and executive officers and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their interests are submitted to the Board of Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

	2016	2015
	(dollars in thousands)
Balance, at beginning of the year	$19,208	$21,720
Disbursements during the year	3,798	4,722
Collections during the year	(8,191)	(7,234)
Balance, at end of the year	$14,815	$19,208

At December 31, 2016, the Company had approved, but unused lines of credit, totaling $3.4 million to executive officers and directors, and their related interests. In addition, at December 31, 2016, the Company had $12.3 million of deposits for executive officers and directors, and their related interest.